Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (302,166)	$ (234,889)
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(162,803)	(88,647)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(26,624)	(35,553)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(112,739)	(110,689)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(253,617)	(215,941)
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(23,616)	784
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(24,236)	(20,093)
Water [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (697)	$ 361